LOSS PER SHARE	12 Months Ended
Mar. 31, 2025
Profit or loss [abstract]
LOSS PER SHARE

NOTE 12. LOSS PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Shares issuable under Pre-Funded Warrants are considered outstanding for this purpose and included in the calculation of Basic and Diluted EPS as of March 31, 2024. The Pre-Funded Warrants were exercised in full on May 29, 2024.

The number of ordinary shares are retroactively adjusted to reflect the impact of the 1-for-20 reverse share split on August 15, 2024.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (in thousands, except per share amounts):

	Years Ended March 31,
	2025	2024	2023
Numerator
Net loss attributable to owners of the Company	$(6,767)	$(75,339)	$(104,611)
Denominator
Weighted average number of shares – Basic and Diluted	1,183	968	806
Basic and diluted loss per share	$(5.72)	$(77.83)	$(129.79)

The inclusion of the Company’s share purchase warrants (other than Pre-Funded Warrants, as described above), share options and RSUs in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2025, 2024, and 2023. The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of March 31,
	2025	2024	2023
Warrants	481,581	481,581	—
Share options	225,117	90,281	98,171
Restricted stock units	5,410	18,467	18,937